Research and Development Expense	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Research And Development Expense
Research and Development Expense

8. Research and Development Expense

Sarborg Service Agreement – Related Party

On December 12, 2024, the Company entered into a Services Agreement (the “Sarborg Service Agreement”) with Sarborg Limited (“Sarborg”), a Cayman Islands company and related party of the Company. See Note 13 for further reference to the relationship between the Company and Sarborg. Under the terms of the Sarborg Service Agreement, Sarborg will provide algorithmic and cybernetic technology services to CDT, including the development of decision-support tools and advanced cybernetic systems tailored to enhance CDT’s decision-making processes and maximize the value of its pharmaceutical asset portfolio.

The Sarborg Service Agreement has an initial term of 12 months, which commenced on the effective date, and may be renewed or extended upon mutual written agreement of the parties. Either party may terminate the Sarborg Service Agreement for any reason upon 90 days’ written notice or immediately upon written notice if the other party breaches any material term of the Sarborg Service Agreement and fails to cure such breach within thirty days or becomes insolvent, files for bankruptcy, or is placed under the control of a receiver, trustee, or similar authority.

The Sarborg Service Agreement includes provisions for the ownership and use of intellectual property. Sarborg will own its pre-existing intellectual property rights, including proprietary tools and methodologies used in the performance of the services. CDT will own all deliverables resulting from the services performed by Sarborg under the Sarborg Service Agreement.

The Sarborg Service Agreement provides Sarborg with registration rights for any Common Stock of CDT that Sarborg receives as consideration under the Sarborg Service Agreement. In such event, CDT will use commercially reasonable efforts to (i) file a registration statement covering the resale of the Common Stock within 60 days after the issuance; and (ii) ensure that such registration statement becomes effective within 90 days after filing. This Agreement also includes confidentiality obligations, representations and warranties, indemnification, limitation of liability, and insurance requirements.

In consideration of the services, CDT agreed to pay Sarborg an initial cash payment of $0.2 million and $0.2 million payable through the issuance of 1 shares of Common Stock, determined by the closing price on the day preceding the execution of the Sarborg Service Agreement. The initial cash payment of $0.2 million was made on December 20, 2024, and the share of Common Stock was issued on January 17, 2025. Further milestone payments payable in conjunction with the achievement of certain milestones over the term of the Sarborg Service Agreement, totaling up to $1.8 million. Sarborg was reimbursed for pre-approved, necessary, and reasonable out-of-pocket expenses directly incurred in connection with the performance of the services.

The Company made an initial cash payment of $0.2 million and issued 1 share of Common Stock in connection with the Sarborg Service Agreement. These costs were capitalized as prepaid expenses and are being amortized to research and development expense over the initial term of the agreement. No research and development expense was recorded during the three and six months ended June 30, 2026. For the three and six months ended June 30, 2025, the Company recorded amortization expense of $0.1 million and $0.2 million, respectively, in research and development expenses in the consolidated statement of operations and comprehensive loss. No prepaid balance remained as of June 30, 2026.

Under the Sarborg Service Agreement, the Company will be provided with a dashboard that will be utilized for both the Company’s existing and future asset portfolio. Specifically, the dashboard includes a clinical trial monitoring functionality and a dynamic pharmaceutical patent landscape module to assess both the Company’s current assets undergoing clinical trials and delisted patents in the marketplace that may be overlooked by other market participants. These features will be used by management to monitor progress, assess trial status, identify new opportunities, and support decision-making across all current and future development programs. The Company assessed the guidance in ASC 730 and determined that $0.4 million of total cost of the acquired asset should be capitalized as the dashboard is considered a purchased diagnostic asset with alternative future use. Management determined that the dashboard has a useful life of two years. The dashboard was placed in service on March 18, 2025. During both the three and six months ended June 30, 2026 the Company recorded $0.1 million in amortization expense. During both the three and six months ended June 30, 2025, the Company recorded $0.1 million in amortization expense.

All other costs under the Sarborg Service Agreement shall be expensed as incurred and recorded within research and development expense in the consolidated statement of operations and comprehensive loss, as the services are designed to aid in the Company’s research and development activities.

There were no payments made to Sarborg related to the Sarborg Service Agreement during the three and six months ended June 30, 2026. During the three and six months ended June 30, 2025, Sarborg was paid $0.5 million and $1.2 million, respectively, for completed milestones under the Sarborg Service Agreement.

Sarborg Additional Agreement

Effective March 31, 2025, the Company entered into an additional license and use agreement (the “Sarborg Additional Agreement”) with Sarborg, a related party, covering certain additional deliverables and incorporating a new scope of work focused on analysis of the Company’s acquired AstraZeneca assets. The term of the Sarborg Additional Agreement is for six months and provides for the payment, in aggregate, of $2.0 million, which includes an up-front license fee for the term of such agreement, in cash or stock at the Company’s election at the closing price on the day preceding the effective date of such agreement. On March 31, 2025, the Company prepaid $1.65 million of the Sarborg Additional Agreement through the issuance of 61 fully vested unregistered shares of Common Stock. The Company recorded the shares issued under the Sarborg Additional Agreement at their fair value, as determined by the closing price of the Company’s Common Stock on March 30, 2025, $26,698.70. Effective June 24, 2025, the term was extended to be 12 months from the effective date of the Sarborg Additional Agreement at no additional cost to the Company. Effective October 1, 2025, the term was extended to be 12 months from the previous extension date of May 2, 2025 to extend the term of the license to March 31, 2027 at no additional cost to the Company. The Company recorded the fair value of $1.5 million as prepaid within the consolidated balance sheet as of March 31, 2025. For the three and six months ended June 30, 2026, the Company recognized $0.1 million and $0.2 million, respective, in expense related to the amortization of the Sarborg Additional Agreement. During both the three and six months ended June 30, 2025, the Company recorded research and development expense of $0.4 million related to amortization of the Sarborg Additional Agreement.

Sarborg Second Additional Agreement

Effective January 2, 2026, the Company and Sarborg entered into the Second Additional Agreement (the “Second Additional Agreement”). The Second Additional Agreement has a term of six weeks and can be renewed upon the mutual written agreement of both parties. Total consideration payable from the Company to Sarborg totals $0.4 million, with $0.2 million due, and paid, upon execution of the Second Additional Agreement and the remaining balance due as mutually agreed by the parties. During the three and six months ended June 30, 2026, the Company recorded nil and $0.4 million, respectively, of expense related to the Second Additional Agreement.

In total, the Company recorded $0.1 million and $0.6 million, respectively, of research and development expense and amortization for the three and six months ended June 30, 2026, all of which related services and costs incurred through the Sarborg Additional Agreement and the Sarborg Second Additional Agreement, collectively.

In total, the Company recorded $1.6 million and $2.4 million during both the three and six months ended June 30, 2025, all of which related to services and costs incurred through the Sarborg Service Agreement and Sarborg Additional Agreement, collectively.

Manoira Joint Development Agreement

On June 3, 2025, the Company entered into a joint development agreement (the “Joint Development Agreement”) with Manoira Corporation (“Manoira”) for a term of one year, which will be automatically renewed for successive one-year terms unless advance termination notice is provided in accordance with the terms of the Joint Development Agreement. Manoira is an entity controlled by Dr. Andrew Regan, of which he is the sole director, and is therefore considered a related party of the Company. Refer to Note 13 for additional details.

Pursuant to the Joint Development Agreement, CDT granted Manoira a non-exclusive, non-transferable, non-sublicensable, fully paid-up, royalty-free license to the intellectual property rights related to the pharmaceutical compounds known individually and together as AZD1656 and AZD5658 (the “CDT Assets”). Manoira will evaluate the CDT Assets’ applicability in animal health, explore veterinary market opportunities, and provide data from the evaluations to inform CDT’s human clinical programs. The license does not grant Manoira the right to distribute, market, promote or sell the products or services that are related to or incorporate the CDT Assets.

Effective June 3, 2025, in exchange for the approximate $0.5 million of consideration to be paid by CDT under the Joint Development Agreement, CDT issued to Manoira 77 shares of its Common Stock, (the “Consideration Shares”) valued at the closing price of the Common Stock immediately preceding execution of the Joint Development Agreement. The Company recorded the shares issued under the Joint Development Agreement at their fair value, as determined by the closing price of the Company’s Common Stock on June 3, 2025, $6,460. The Company recorded the fair value of $0.4 million as prepaid within the unaudited condensed consolidated balance sheets. During the six months ended June 30, 2026, and June 30, 2025 the Company recorded nil of amortization expense as no significant work was performed by Manoira in relation to the Joint Development Agreement.

Through the six months ended June 30, 2026, the Company did not record any amortization expense related to research and development activities.

10. Research and Development Expense

August 2024 License Agreement

On August 7, 2024, the Company and AstraZeneca AB (PUBL) (“AstraZeneca”) entered into a License Agreement, dated August 7, 2024 (the “August 2024 License Agreement”). Pursuant to the August 2024 License Agreement, AstraZeneca agreed to grant a license to the Company under certain intellectual property rights controlled by AstraZeneca related to HK-4 Glucokinase activators AZD1656 and AZD5658 in all indications and myeloperoxidase inhibitor AZD5904 for the treatment, prevention, and prophylaxis of idiopathic male infertility. The Company will be responsible for the development and commercialization of the Licensed Products under the August 2024 License Agreement.

As consideration for the grant of the license, the Company (i) granted AstraZeneca Common Stock pursuant to a stock issuance agreement (the “Issuance Agreement”), (ii) paid AstraZeneca an up-front payment of $1.5 million, and (iii) is obligated to pay AstraZeneca a percentage (on a tiered basis) of any amounts it may receive in connection with a grant of a sublicense (subject to various customary exceptions). The Issuance Agreement called for the Company to issue AstraZeneca 3 shares of the Company’s Common Stock. The Issuance Agreement provides AstraZeneca with resale registration rights for such shares. As of December 31, 2024, the Company recorded $1.6 million and $1.5 million in research and development expenses related to the share issuance and upfront payment to AstraZeneca, respectively.

AstraZeneca has been granted the right of first negotiation to develop, manufacture, and commercialize a Licensed Product if the Company receives an offer for, or solicits, a transaction where a third party would obtain the right to develop, manufacture, or commercialize a Licensed Product. If AstraZeneca exercises such right, the parties will negotiate in good faith for an agreed period of time on an exclusive basis.

Either party may terminate the August 2024 License Agreement for material breach (subject to a cure period) or insolvency of the other party. The Company may terminate the August 2024 License Agreement for convenience (in its entirety or on a Licensed Product-by-Licensed Product basis). In addition, AstraZeneca may terminate the August 2024 License Agreement in certain circumstances, including (but not limited to) the Company ceasing development of all Licensed Products (subject to certain exceptions for normal pauses or gaps between clinical studies).

As a result of the above, the Company will no longer fund the development of AZD1656 or AZD5904 under the terms of the Exclusive Funding Agreement, dated March 26, 2021 with St George Street Capital (the “Funding Agreement”). In this regard, the Company previously entered into a deed of amendment amending such Funding Agreement. The parties agreed that the project funding provisions of such Funding Agreement whereby the Company had the right to fund a project or refer other parties to St George Street Capital, were amended to provide that St George Street Capital must still include the Company in any project funding opportunities and requests but may now seek other third-parties to fund projects in addition to the Company. In November and December 2024, the Company received a letter from St George Street Capital and formal complaints filed with the Intellectual Property Office claiming the Company was not the sole owner of the AZD 1656 co-crystal patent. See note 15 for additional details on the claim.

Sarborg Service Agreement – Related Party

On December 12, 2024, the Company entered into a Services Agreement (the “Sarborg Service Agreement”) with Sarborg Limited (“Sarborg”), a Cayman Islands company and related party of the Company. See Note 16 for further reference to the relationship between the Company and Sarborg. Under the terms of the Sarborg Service Agreement, Sarborg will provide algorithmic and cybernetic technology services to CDT, including the development of decision-support tools and advanced cybernetic systems tailored to enhance CDT’s decision-making processes and maximize the value of its pharmaceutical asset portfolio.

Sarborg will perform the services to CDT comprised of three phases: the Initial Phase (0-24 weeks) focuses on establishing a foundation for collaboration and aligning Sarborg’s services with CDT’s strategic goals; the Development Phase (24-36 weeks) involves building technological infrastructure, including dashboards and predictive models; and the Ongoing Services Phase (36-52 weeks) ensures the sustained functionality and relevance of Sarborg’s deliverables while supporting CDT’s growth through iterative improvements and updates. Sarborg will create specific deliverables, including reports, computer programs, software applications, APIs, mobile applications, source code, written technical specifications and designs, operating and maintenance manuals, and other recorded data and information arising from or relating to the services. Sarborg will provide all necessary resources to perform the services and deliver the deliverables in accordance with the Sarborg Service Agreement.

The Sarborg Service Agreement has an initial term of 12 months, which commenced on the effective date, and may be renewed or extended upon mutual written agreement of the parties. Either party may terminate the Sarborg Service Agreement for any reason upon 90 days’ written notice or immediately upon written notice if the other party breaches any material term of the Sarborg Service Agreement and fails to cure such breach within thirty days or becomes insolvent, files for bankruptcy, or is placed under the control of a receiver, trustee, or similar authority.

The Sarborg Service Agreement includes provisions for the ownership and use of intellectual property. Sarborg will own its pre-existing intellectual property rights, including proprietary tools and methodologies used in the performance of the services. CDT will own all deliverables resulting from the services performed by Sarborg under the Sarborg Service Agreement.

The Sarborg Service Agreement provides Sarborg with registration rights for any Common Stock of CDT that Sarborg receives as consideration under the Sarborg Service Agreement. In such event, CDT will use commercially reasonable efforts to (i) file a registration statement covering the resale of the Common Stock within 60 days after the issuance; and (ii) ensure that such registration statement becomes effective within 90 days after filing. This Agreement also includes confidentiality obligations, representations and warranties, indemnification, limitation of liability, and insurance requirements.

In consideration of the services, CDT agreed to pay Sarborg an initial cash payment of $0.2 million and $0.2 million payable through the issuance of 1 share of Common Stock, determined by the closing price on the day preceding the execution of the Sarborg Service Agreement. The initial cash payment of $0.2 million was made on December 20, 2024, and the 1 share of Common Stock was issued on January 17, 2025. Further milestone payments payable in conjunction with the achievement of certain milestones over the term of the Sarborg Service Agreement, totaling up to $1.8 million. Sarborg will be reimbursed for pre-approved, necessary, and reasonable out-of-pocket expenses directly incurred in connection with the performance of the services.

The Company made an initial cash payment of $0.2 million and issued 1 share of Common Stock in connection with the Sarborg Service Agreement. These costs were capitalized as prepaid expenses and are being amortized to research and development expense over the initial term of the agreement. For the years ended December 31, 2025, and 2024, the Company recorded amortization expense of $0.4 million and $0.2 million, respectively, in research and development expenses in the consolidated statement of operations and comprehensive loss. As of December 31, 2025, and 2024, nil and $0.4 million of the prepaid balance remain in the consolidated balance sheets, respectively.

Under the Sarborg Service Agreement, the Company will be provided with a dashboard that will be utilized for both the Company’s existing and future asset portfolio. Specifically, the dashboard includes a clinical trial monitoring functionality and a dynamic pharmaceutical patent landscape module to assess both the Company’s current assets undergoing clinical trials and delisted patents in the marketplace that may be overlooked by other market participants. These features will be used by management to monitor progress, assess trial status, identify new opportunities, and support decision-making across all current and future development programs. The Company assessed the guidance in ASC 730 and determined that $0.4 million of total cost of the acquired asset should be capitalized as the dashboard is considered a purchased diagnostic asset with alternative future use. Management determined that the dashboard has a useful life of two years. The dashboard was placed in service on March 18, 2025. During the year ended December 31, 2025, the Company recorded $0.2 million in amortization expense.

All other costs under the Sarborg Service Agreement shall be expensed as incurred and recorded within research and development expense in the consolidated statement of operations and comprehensive loss, as the services are designed to aid in the Company’s research and development activities.

During the year ended December 31, 2025, Sarborg was paid $1.8 million for completed milestones under the Sarborg Service Agreement and had no outstanding payable balance as of December 31, 2025. The Company capitalized $0.4 million of diagnostic asset related to the delivery of the dashboard on the consolidated balance. In total, the Company recorded $2.2 million in expense related to milestone payments and signature reports within research and development expense in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2025. During the year ended December 31, 2024, the Company recognized $0.2 million of amortization expense within general and administrative expense in the consolidated statement of operations and comprehensive loss.

Sarborg Additional Agreement

Effective March 31, 2025, the Company entered into an additional license and use agreement (the “Sarborg Additional Agreement”) with Sarborg, a related party, covering certain additional deliverables and incorporating a new scope of work focused on analysis of the Company’s acquired AstraZeneca assets. The term of the Sarborg Additional Agreement is for six months and provides for the payment, in aggregate, of $2.0 million, which includes an up-front license fee for the term of such agreement, in cash or stock at the Company’s election at the closing price on the day preceding the effective date of such agreement. On March 31, 2025, the Company prepaid $1.65 million of the Sarborg Additional Agreement through the issuance of 62 fully vested unregistered shares of Common Stock. The Company recorded the shares issued under the Sarborg Additional Agreement at their fair value, as determined by the closing price of the Company’s Common Stock on March 30, 2025, $26,698.70. Effective June 24, 2025, the term was extended to be 12 months from the effective date of the Sarborg Additional Agreement at no additional cost to the Company. Effective October 1, 2025, the term was extended to be 12 months from the previous extension date of May 2, 2025 to extend the term of the license to March 31, 2027 at no additional cost to the Company. The Company recorded the fair value of $1.5 million as prepaid within the consolidated balance sheets. During the year ended December 31, 2025, the Company recorded research and development expense of $1.3 million within the consolidated statements of operations and comprehensive loss related to the Sarborg Additional Agreement. As of December 31, 2025, $0.6 million of the prepaid balance remains within the consolidated balance sheet.

First Addendum to the Sarborg Additional Agreement

Effective July 1, 2025 the Company entered into an Addendum (the “First Addendum”) to the Additional Agreement with Sarborg, a related party. Under the terms of the Addendum, Sarborg will expand the scope of the Additional Agreement to provide external analysis of third-party pharma companies assets suitable for drug re-purposing and evaluate the efficacy of the assets utilizing CDT’s license to Sarborg’s machine learning platform. The scope of work is expected to be completed in 4 weeks, which may be renewed or extended upon the mutual written agreement of the parties. The total consideration for the additional services, payable in cash in two tranches, was $0.3 million. The Company paid $0.3 million during the year ended December 31, 2025 and included the total in the consolidated statement of operations and comprehensive loss.

Second Addendum to the Sarborg Additional Agreement

Effective August 11, 2025 the Company entered into Addendum 2 (the “Second Addendum”) to the Additional Agreement with Sarborg. Under the terms of the Second Addendum, Sarborg expanded the scope of work to integrate a Cryptocurrency AI Agent, developed specifically for identifying, forecasting and recommending digital currencies into CDT Equity’s operations as part of its treasury strategy.

The term of the Second Addendum is a minimum of four (4) months, which may be renewed or extended upon the mutual written agreement of the Company and Sarborg. The initial consideration for the expanded scope of work was $0.2 million, which was paid during the third quarter of 2025 and included in the consolidated statement of operations and comprehensive loss. The Company agreed to pay further consideration of up to $0.2 million in cash or shares, at the Company’s sole discretion, at such time as the Company invests more than $0.6 million in cryptocurrency as part of its treasury strategy. The Company paid $0.3 million in total during the year ended December 31, 2025 and included the total in the consolidated statement of operations and comprehensive loss.

In total, the Company recorded $4.2 million of research and development expense for the year ended December 31, 2025, all of which related to services and costs incurred through the Sarborg Agreement, Sarborg Additional Agreement, First Addendum to the Sarborg Additional Agreement and the Second Addendum to the Sarborg Additional Agreement, collectively.

Manoira Joint Development Agreement

On June 3, 2025, the Company entered into a joint development agreement (the “Joint Development Agreement”) with Manoira Corporation (“Manoira”) for a term of one year, which will be automatically renewed for successive one-year terms unless advance termination notice is provided in accordance with the terms of the Joint Development Agreement. Manoira is an entity controlled by Dr. Andrew Regan, of which he is sole director, and of which Chele Chiavavcci Farley is a shareholder, and is therefore considered a related party of the Company. Refer to Note 16 for additional details.

Pursuant to the Joint Development Agreement, CDT granted Manoira a non-exclusive, non-transferable, non-sublicensable, fully paid-up, royalty-free license to the intellectual property rights related to the pharmaceutical compounds known individually and together as AZD1656 and AZD5658 (the “CDT Assets”). Manoira will evaluate the CDT Assets’ applicability in animal health, explore veterinary market opportunities, and provide data from the evaluations to inform CDT’s human clinical programs. The license does not grant Manoira the right to distribute, market, promote or sell the products or services that are related to or incorporate the CDT Assets.

Effective June 3, 2025, in exchange for the approximate $0.5 million of consideration to be paid by CDT under the Joint Development Agreement, CDT issued to Manoira 77 shares of its Common Stock, (the “Consideration Shares”) valued at the closing price of the Common Stock immediately preceding execution of the Joint Development Agreement. The Company recorded the shares issued under the Joint Development Agreement at their fair value, as determined by the closing price of the Company’s Common Stock on June 3, 2025, $6,460. The Company recorded the fair value of $0.4 million as prepaid within the consolidated balance sheets. During the year ended December 31, 2025, the Company recorded $0.1 million amortization expense for research and development activities provided to date.